PARENT ENTITY INFORMATION (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Parent Entity Information [Abstract]
Schedule of Parent Entity Information
Information relating to Avita Medical Limited:

	2019		2018
Current assets	A$	968,862	A$	4,098,378
Total assets		968,862		4,098,378
Current liabilities		(801,555)		(337,040)
Total liabilities		(801,555)		(337,040)

Net assets		167,307		3,761,338
Issued capital		204,279,078		162,801,028
Accumulated losses		(211,334,455)		(163,541,196)
Share option reserves		7,222,684		4,501,506

Total shareholders’ equity	A$	167,307	A$	3,761,338
Loss of parent entity after income tax	A$	(5,586,183)	A$	(3,258,675)
Total comprehensive loss of the parent entity	A$	(5,586,183)	A$	(3,258,675)
Details of any contingent liabilities of the parent entity		None		None
Details of any contractual commitments by the parent entity for the acquisition of plant and equipment		None		None